Transactions and balances with related parties - balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Threshold percentage for disclosure of related party transactions, individual ownership of any class of securities	10.00%
MTN
Disclosure of transactions between related parties [line items]
Expenses		$ 251	$ 535
Prepayments by related party for employee purchases		$ 1,097	$ 996